Financial Instruments - Balance Sheet Location (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liabilities, Noncurrent	$ 1,376	$ 1,119
Derivatives not designated as hedging instruments
Total derivatives - Assets	2,366	7,488
Total derivatives - Liabilites	4,110	4,732
Designated As Hedging Instrument
Derivatives designated as hedging instruments
Subtotal - Assets	0	3,702
Subtotal - Liabilities	4,110	4,732
Designated As Hedging Instrument | Interest Rate Swaps | Current portion of financial instruments - Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Current	0	1
Derivative Liability, Current	2,734	3,613
Designated As Hedging Instrument | Interest Rate Swaps | Financial instruments - Fair value, net of current portion
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Noncurrent	0	3,701
Derivative Liabilities, Noncurrent	1,376	1,119
Not Designated As Hedging Instrument
Derivatives not designated as hedging instruments
Subtotal - Assets	2,366	3,786
Subtotal - Liabilities	0	0
Not Designated As Hedging Instrument | Bunker Swaps | Current portion of financial instruments - Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Current	970	1,014
Derivative Liability, Current	0	0
Not Designated As Hedging Instrument | Bunker Swaps | Financial instruments - Fair value, net of current portion
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Noncurrent	956	1,465
Derivative Liabilities, Noncurrent	0	0
Not Designated As Hedging Instrument | Bunker Call Options | Current portion of financial instruments - Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Current	440	1,307
Derivative Liability, Current	$ 0	$ 0